Loans in non-performing status and accruing loans past-due 90 days or more by loan class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 18,899		$ 1,092
Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	14,041		489
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	4,549		0
Non Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	630,483	[1]	597,948	[2]
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	447,962	[1]	417,300	[2]
Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	2,199		25,838
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	33,452		84,372
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	93,453		106,948
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	131,121		61,895
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	494		556
Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	13,812		23,771
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	304,913	[3],[4]	232,681	[5],[6]
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	426,387	[3],[4]	395,645	[5],[6]
Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	3,102		3,495
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,545		15,050
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Consumer [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	449		486
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	20,368		20,313
Non Covered Loans [Member] | Consumer [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	4,090		8,632
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	21		147
Non Covered Loans [Member] | Consumer [Member] | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	27,088		18,645
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	10		54
Non Covered Loans [Member] | Consumer [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	11,387		10,564
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | Consumer [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	3,872		5,571
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	682		585
Non Covered Loans [Member] | PUERTO RICO
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	611,383	[1]	447,255	[2]
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	447,962	[1]	417,300	[2]
Non Covered Loans [Member] | PUERTO RICO | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	2,199		4,944
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	33,452		41,959
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	92,648		83,441
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	129,611		55,753
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	494		556
Non Covered Loans [Member] | PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	13,812		18,108
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	295,629	[3],[4]	206,389	[5],[6]
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	426,387	[3],[4]	395,645	[5],[6]
Non Covered Loans [Member] | PUERTO RICO | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	3,102		3,495
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Consumer [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	20,368		20,313
Non Covered Loans [Member] | PUERTO RICO | Consumer [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	21		147
Non Covered Loans [Member] | PUERTO RICO | Consumer [Member] | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	25,678		17,054
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	10		54
Non Covered Loans [Member] | PUERTO RICO | Consumer [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	11,387		10,562
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | PUERTO RICO | Consumer [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	3,865		5,550
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	682		585
Non Covered Loans [Member] | UNITED STATES
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	19,100	[1]	150,693	[2]
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0	[1]	0	[2]
Non Covered Loans [Member] | UNITED STATES | Commercial Multi Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		20,894
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		42,413
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	805		23,507
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Commercial And Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,510		6,142
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		5,663
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	9,284	[3],[4]	26,292	[5],[6]
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0	[3],[4]	0	[5],[6]
Non Covered Loans [Member] | UNITED STATES | Finance Leases Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		0
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Legacy [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,545		15,050
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer [Member] | Consumer Credit Card Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	449		486
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer [Member] | Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	4,090		8,632
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer [Member] | Personal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	1,410		1,591
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer [Member] | Consumer Loans Auto Financing Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	0		2
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	0		0
Non Covered Loans [Member] | UNITED STATES | Consumer [Member] | Consumer Other Financing Receivable Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	7		21
Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing	$ 0		$ 0

[1]	For purposes of this table non-performing loans exclude $ 19 million in non-performing loans held-for-sale.
[2]	For purposes of this table non-performing loans exclude $ 1 million in non-performing loans held-for-sale.
[3]	Non-covered loans of $59 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.
[4]	It is the Corporation’s policy to report delinquent residential mortgage loans insured by FHA or guaranteed by the VA as accruing loans past due 90 days or more as opposed to non-performing since the principal repayment is insured. These balances include $125 million of residential mortgage loans in Puerto Rico insured by FHA or guaranteed by the VA that are no longer accruing interest as of December 31, 2014. Furthermore, the Corporation has approximately $66 million in reverse mortgage loans in Puerto Rico which are guaranteed by FHA, but which are currently not accruing interest. Due to the guaranteed nature of the loans, it is the Corporation’s policy to exclude these balances from non-performing assets.
[5]	Non-covered loans by $43 million accounted for under ASC Subtopic 310-30 are excluded from the above table as they are considered to be performing due to the application of the accretion method, in which these loans will accrete interest income over the remaining life of the loans using estimated cash flow analysis.
[6]	It is the Corporation’s policy to report delinquent residential mortgage loans insured by FHA or guaranteed by the VA as accruing loans past due 90 days or more as opposed to non-performing since the principal repayment is insured. These balances include $115 million of residential mortgage loans in Puerto Rico insured by FHA or guaranteed by the VA that are no longer accruing interest as of December 31, 2013. Furthermore, the Corporation has approximately $50 million in reverse mortgage loans in Puerto Rico which are guaranteed by FHA, but which are currently not accruing interest. Due to the guaranteed nature of the loans, it is the Corporation’s policy to exclude these balances from non-performing assets.